Operating leases - Lease Costs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Operating lease costs	$ 8,655
Income from sub-leases	(520)
Net operating lease costs	$ 8,135